Goldman Sachs Equity Income Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.33%	8.67%	8.94%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	14.26%	13.90%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	8.92%	9.43%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.45%	7.37%	7.94%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.20%	6.84%	7.31%